Huber Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 95.51%	Value
	Aerospace & Defense - 3.33%
700	Northrop Grumman Corp.	$335,230

	Banking - 14.38%
11,000	Bank of America Corp.	371,909
3,900	Citigroup, Inc.	202,410
26,292	First Horizon Corp.	587,889
1,100	JPMorgan Chase & Co.	126,896
7,400	Regions Financial Corp.	156,732
		1,445,836
	Biotech & Pharmaceuticals - 10.52%
400	AbbVie, Inc.	57,404
2,000	Eli Lilly & Co.	659,380
1,100	Merck & Co., Inc.	98,274
4,800	Pfizer, Inc.	242,448
		1,057,506
	Consumer Services - 4.21%
18,000	Rent-A-Center, Inc.	423,540

	Electric Utilities - 3.09%
300	American Electric Power Co., Inc.	29,568
533	Constellation Energy Corp.	35,231
900	Entergy Corp.	103,617
1,600	Exelon Corp.	74,384
800	NextEra Energy, Inc.	67,592
		310,392
	Electrical Equipment - 0.40%
300	TE Connectivity Ltd.	40,119

	Entertainment Content - 1.45%
14,693	Lions Gate Entertainment Corp. - Class B (a)(b)	122,099
1,000	Paramount Global - Class B (b)	23,650
		145,749
	Food - 1.54%
500	Lamb Weston Holdings, Inc.	39,830
1,300	Tyson Foods, Inc. - Class A	114,413
		154,243
	Forestry, Paper & Wood Products - 3.07%
19,366	Mercer International, Inc.	309,081

	Home Construction - 0.00%
5	Lennar Corp. - Class B	339

	Institutional Financial Services - 0.66%
200	Goldman Sachs Group, Inc.	66,678

	Insurance - 1.51%
8,073	CNO Financial Group, Inc.	151,369

	Oil & Gas Producers - 19.67%
15,200	BP plc - ADR	446,576
1,000	Chesapeake Energy Corp.	94,170
3,300	Devon Energy Corp.	207,405
31,803	Golar LNG Ltd. (a)	711,433
9,700	Shell plc - ADR	517,786
		1,977,370
	Retail - Consumer Staples - 1.97%
1,500	Wal-Mart Stores, Inc.	198,075

	Retail - Discretionary - 2.69%
900	Home Depot, Inc.	270,846

	Software - 7.96%
2,600	Microsoft Corp.	729,924
900	Oracle Corp.	70,056
		799,980
	Specialty Finance - 0.86%
2,510	Enova International, Inc. (a)	86,620

	Technology Services - 14.60%
23,530	KBR, Inc.	1,252,503
550	Mastercard, Inc. - Class A	194,585
100	Visa, Inc. - Class A	21,211
		1,468,299
	Telecommunications - 0.93%
5,000	AT&T, Inc.	93,900

	Tobacco & Cannabis - 0.58%
600	Philip Morris International, Inc.	58,290

	Transportation & Logistics - 2.09%
900	FedEx Corp.	209,781

	TOTAL COMMON STOCKS (Cost $5,537,498)	9,603,243

	MONEY MARKET FUNDS - 3.96%
199,236	First American Government Obligations Fund, Institutional Class, 1.70% (c)	199,236
199,237	First American Treasury Obligations Fund, Institutional Class, 1.80% (c)	199,237
	TOTAL MONEY MARKET FUNDS (Cost $398,473)	398,473

	Total Investments in Securities (Cost $5,935,971) - 99.47%	10,001,716
	Other Assets in Excess of Liabilities - 0.53%	53,588
	NET ASSETS - 100.00%	$10,055,304

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2022.

Huber Large Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Huber Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$239,649	$-	$-	$239,649
Consumer Discretionary	694,725	-	-	694,725
Consumer Staples	410,608	-	-	410,608
Energy	1,977,370	-	-	1,977,370
Financials	1,750,504	-	-	1,750,504
Health Care	1,057,506	-	-	1,057,506
Industrials	585,130	-	-	585,130
Materials	309,081	-	-	309,081
Technology	2,268,278	-	-	2,268,278
Utilities	310,392	-	-	310,392
Total Common Stocks	9,603,243	-	-	9,603,243
Money Market Funds	398,473	-	-	398,473
Total Investments in Securities	$10,001,716	$-	$-	$10,001,716

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.